OTHER ASSETS	12 Months Ended
Dec. 31, 2013
OTHER ASSETS [Abstract]
OTHER ASSETS

4. OTHER ASSETS:

Other assets consist of the following:

December 31,	2013	2012

Intangible assets, net	$360,481	$207,267
Security deposits	53,894	46,953
Total	$414,375	$254,220

Intangible assets consist of the following:

December 31,	2013		2012
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization

Patents	$492,631	$132,150	$314,958	$107,691

Amortization expense amounted to $24,459 and $25,289 for the years ended December 31, 2013 and 2012, respectively. Amortization expense from inception to December 31, 2013 amounted to $132,150.

Amortization expense is anticipated to be approximately $25,000 per year for the next five years ended December 31, 2018.